CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 45,379	$ 628	$ 19,165
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	670	607	944
Share-based compensation	4,886	118	1,699
Gain on disposal of property and equipment			(207)
Allowance for doubtful accounts	1,747	2,771	827
Write-down of inventory	219	1,050	1,330
Warranty accrual	17	50	62
Share of loss/(income) on equity method investments	(195)	47	59
Gain from disposal of equity method investments	(95)	(184)
Gain from disposal of a subsidiary	(233)
Gain from disposal of discontinued operations	(43,190)
Changes in operating assets and liabilities:
Accounts receivable and notes receivable	98	5,566	(4,868)
Inventories	785	(1,159)	(1,384)
Prepaid expenses and other current assets	(340)	3,017	(1,462)
Accounts payable and notes payable	577	(639)	(1,104)
Income tax payable	(860)	(946)	2,511
Accrued expenses and other current liabilities	(1,766)	(3,083)	2,051
Deferred revenue	195	(1,223)	(1,376)
Government subsidies	(1,030)	(538)	(1,049)
Deferred income taxes	(2,420)	1,170	(4,265)
Other assets		216	(723)
Net cash provided by operating activities	4,444	7,468	12,210
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(749)	(167)	(2,750)
Purchase of term deposits	(2,344)
Proceeds from disposal of discontinued operations, net of $24,822 cash disposed of, net of withholding income tax and stamp duties of $8,330	54,706
Payment of costs for disposal of discontinued operations	(933)
Proceeds from disposal of a subsidiary, net of $16 cash disposed of	134
Restricted cash			830
Proceeds from disposal of property and equipment		2,816
Acquisition of subsidiaries			2,204
Proceeds from disposal of an equity method investment	512
Purchase of an equity method investment		(541)
Net cash (used in)/provided by investing activities	51,326	2,108	284
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercise	80	700	726
Special cash dividend paid to shareholders	(12,034)		(29,692)
Capital contribution from noncontrolling interest shareholders	6,766		2,254
Acquisition of noncontrolling interests	(301)	(47)
Net cash provided by financing activities	(5,489)	653	(26,712)
Effect of exchange rate changes on cash and cash equivalents	(3,127)	(2,133)	(2,825)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	47,154	8,096	(17,043)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	18,713	16,610	11,115
CASH AND CASH EQUIVALENTS RECORDED IN CURRENT ASSETS OF SUPER TV, BEGINNING OF THE YEAR	51,425	45,432	67,970
LESS: CASH AND CASH EQUIVALENTS BALANCE RECORDED IN CURRENT ASSETS OF SUPER TV, END OF THE YEAR		51,425	45,432
CASH AND CASH EQUIVALENTS, END OF THE YEAR	117,292	18,713	16,610
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATIONS
Income tax paid	5,775	4,472	7,954
NON-CASH INVESTING AND FINANCING ACTIVITIES
Exchange of equity interests in investment for acquisition of Shibo Movie (Note 5(b))			747
Transfer of noncontrolling interest in Cyber Cloud for acquisition of Xinsi Yijia (Note 5(a))			2,541
Partial disposal of Joysee's equity (Note 18(b))			963
Receivable on disposal of property and equipment			2,852
Receivable from noncontrolling shareholders for capital injection (Note 18(e))	1,213
Payable for acquisition of noncontrolling interest (Note 10)	$ 338